Separate Unaudited Financial Statements of Atotech Ltd.- Summary of Separate Statements of Profit or Loss (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Selling, general and administrative expenses	[1]	$ (270,200,000)	$ (277,100,000)	$ (295,600,000)
Operating profit (loss)	[1]	(101,200,000)	187,800,000	168,600,000
Interest expense	[1]	(144,500,000)	(148,900,000)	(134,700,000)
Other income (expense), net	[1]	20,600,000	23,500,000	(5,200,000)
Income (loss) before income taxes	[1]	(225,100,000)	62,400,000	28,700,000
Income tax expense	[1]	64,300,000	54,800,000	52,400,000
Consolidated net income (loss)	[1]	(289,400,000)	7,600,000	$ (23,700,000)
Separate [member]
Statement [Line Items]
Selling, general and administrative expenses		(3,719,600)	0
Operating profit (loss)		(3,719,600)	0
Interest expense		(14,100)	0
Other income (expense), net		(99,800)	0
Income (loss) before income taxes		(3,833,500)	0
Income tax expense		0	0
Consolidated net income (loss)		$ (3,833,500)	$ 0

[1]	The notes are an integral part of these consolidated financial statements.